As filed with the Securities and Exchange Commission on October 31st 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214)-365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/05

Date of reporting period: 08/31/05

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited)		August 31, 2005

Security Description	Shares	Value
COMMON STOCKS - 91.1%
Basic Resources (non-energy) - 1.1%
Dynamic Materials Corporation *	16,800	$678,384
Business Services - 12.7%
American Ecology Corporation	83,600	1,640,232
Asset Acceptance Capital Corp. *	49,800	1,437,726
The Corporate Executive Board Company	19,190	1,549,976
Euronet Worldwide, Inc. *	21,900	613,638
Labor Ready, Inc. *	41,045	932,543
Monster Worldwide Inc. *	28,100	877,844
Portfolio Recovery Associates, Inc. *	22,900	915,313
		7,967,272
Consumer Merchandising - 3.7%
Gymboree Corporation *	38,100	585,597
True Religion Apparel, Inc. *	114,200	1,740,408
		2,326,005
Consumer Services - 3.7%
Bright Horizons Family Solutions, Inc. *	15,206	597,900
Central European Distribution Corporation *	19,200	801,600
Life Time Fitness, Inc. *	26,600	891,100
		2,290,600
Defense - 2.5%
SI International, Inc. *	26,600	834,708
SRA International, Inc. - Class A *	21,800	731,826
		1,566,534
Distribution - Wholesale - 0.7%
Bell Microproducts Inc. *	44,500	450,785
Electronic Components - 5.5%
Microsemi Corporation *	36,700	884,103
Netlogic Microsystems Inc. *	39,100	808,197
PortalPlayer, Inc. *	39,700	1,053,241
Trident Microsystems, Inc. *	20,600	723,472
		3,469,013
Electronic Technology - 6.9%
ADTRAN, Inc.	46,800	1,208,376
Arris Group, Inc. *	68,900	722,761
Ixia *	49,200	883,632
Powerwave Technologies, Inc. *	56,800	595,264
SiRF Technology Holdings, Inc. *	36,400	924,560
		4,334,593
Energy - 14.4%
Atwood Oceanics, Inc. *	17,600	1,324,048
Barrett Bill Corporation *	20,900	705,793
Hornbeck Offshore Services, Inc. *	61,200	2,172,600
Hydril *	9,600	657,600
Quicksilver Resources Inc. *	30,950	1,343,230
Range Resources Corporation	39,800	1,386,234
Todco - Class A	41,600	1,444,352
		9,033,857

Security Description	Shares	Value
COMMON STOCKS (continued)
Financial Services & Software - 6.1%
Calamos Asset Management, Inc. - Class A	32,700	$880,938
CB Richard Ellis Group, Inc. *	23,000	1,121,480
GFI Group Inc. *	26,000	860,080
Greenhill & Co., Inc.	24,600	989,412
		3,851,910
Healthcare Products - 8.8%
Arthrocare Corporation *	32,700	1,189,299
The Cooper Companies, Inc.	14,666	1,005,647
Keryx Biopharmaceuticals, Inc. *	41,900	702,244
Medarex, Inc. *	66,200	665,310
Merit Medical Systems, Inc. *	27,100	473,437
Symmetry Medical Inc. *	58,300	1,463,330
		5,499,267
Healthcare Services - 4.9%
Covance Inc. *	16,300	852,490
HealthExtras, Inc. *	33,100	686,825
Merge Technologies Incorporated *	42,800	798,220
PRA International *	24,800	729,120
		3,066,655
Healthcare Technology - 6.4%
Aspect Medical Systems, Inc. *	37,500	1,138,500
Hologic, Inc. *	17,400	839,202
Illumina, Inc. *	72,800	888,160
IntraLase Corp *	23,000	431,710
VaxGen, Inc. *	50,900	750,266
		4,047,838
Technology Services & Software - 2.4%
Aladdin Knowledge Systems *[f]	35,500	663,850
Kanbay International Inc. *	37,700	840,333
		1,504,183
Telecommunications - 1.5%
Tekelec *	47,200	930,312
Traditional Heavy Industry - 3.7%
Bucyrus International, Inc. - Class A	16,600	748,992
Insituform Technologies, Inc. *	76,800	1,589,760
		2,338,752
Transportation - 1.6%
Brightpoint, Inc. *	34,500	988,770
Utilities - 4.5%
Aqua America Inc.	39,400	1,349,844
Consolidated Water Co, Ltd. [f]	72,000	1,499,040
		2,848,884
TOTAL COMMON STOCKS (Cost $47,386,583)		57,193,614

Security Description	Shares	Value
SHORT TERM INVESTMENTS - 6.6%
SEI Daily Income Trust Government Fund - Class B	2,070,920	$2,070,920
SEI Daily Income Trust Treasury Fund - Class B	2,070,919	2,070,919
TOTAL SHORT TERM INVESTMENTS (Cost $4,141,839)		4,141,839
Total Investments - 97.7% (Cost $51,528,422)		61,335,453
Other Assets in Excess of Liabilities - 2.3%		1,451,555
TOTAL NET ASSETS-100.0%		$62,787,008

* Non Income Producing
[f] Foreign Issued Security

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO

Portfolio of Investments (Unaudited)			August 31, 2005

Security Description		Shares	Value
REIT STOCKS - 100.0%
Apartments - 14.4%
	Alexander's, Inc. *	270	$74,898
	American Campus Communities, Inc.	900	21,195
	Amli Residential Properties Trust	1,380	43,567
	Apartment Investment & Management Co.	5,060	201,894
	Archstone-Smith Trust	10,710	431,613
	Associated Estates Realty Corp.	1,060	10,462
	AvalonBay Communities, Inc.	3,900	327,756
	BNP Residential Properties, Inc.	500	7,525
	BRE Properties, Inc.	2,710	112,194
	Camden Property Trust	2,760	144,348
	Education Realty Trust, Inc.	1,190	21,955
	Equity Residential	15,020	567,305
	Essex Property Trust, Inc.	1,230	108,178
	Gables Residential Trust	1,580	68,825
	GMH Communities Trust	1,640	24,108
	Home Properties, Inc.	1,670	68,487
	Mid-America Apartment Communities, Inc.	1,070	47,936
	Paragon Real Estate Equity and Investment Trust *	1,640	148
	Post Properties, Inc.	2,090	77,539
	Presidential Realty Corporation	210	1,655
	Roberts Realty Invstors, Inc *	290	2,268
	Town & Country Trust	890	24,920
	United Dominion Realty Trust, Inc.	7,080	167,654
			2,556,430
Diversified - 10.2%
	Arizona Land Income Corporation	110	577
	Bedford Property Investors	880	20,284
	BRT Realty Trust	420	9,765
	Capital Automotive REIT	2,480	88,958
	Colonial Properties Trust	2,110	93,051
	Correctional Properties Trust	540	15,800
	Crescent Real Estate Equities Co.	5,360	105,217
	Digital Realty Trust, Inc.	1,440	27,389
	Entertainment Properties Trust	1,320	60,139
	Equity Lifestyle Properties, Inc.	1,200	54,192
	First Union Real Estate Equity & Mortgage Investments *	1,680	7,980
	Getty Realty Corp.	1,280	37,069
	Gladstone Commercial Corporation	420	7,056
	Global Signal Inc.	3,080	128,528
	HMG/Courtland Properties, Inc. *	60	706
	Investors Real Estate Trust	2,230	22,099
	iStar Financial, Inc.	5,960	247,161
	Lexington Corporate Properties Trust	2,610	60,030
	Meredith Enterprises, Inc.	60	856
	Mission West Properties Inc.	980	10,496
	One Liberty Properties, Inc.	530	10,791

Security Description		Shares	Value
REIT STOCKS (continued)
Diversified (continued)
	Pittsburgh & West Virginia Railroad	80	$733
	PS Business Parks, Inc.	1,180	53,690
	Sizeler Property Investors, Inc.	870	10,353
	Spirit Finance Corporation	3,640	38,802
	Trustreet Properties, Inc.	3,110	51,284
	Vornado Realty Trust	6,740	579,775
	Washington Real Estate Investment Trust	2,200	68,244
			1,811,025
Healthcare - 5.0%
	Health Care Property Investors, Inc.	7,090	192,635
	Health Care REIT, Inc.	2,740	101,709
	Healthcare Realty Trust, Inc.	2,490	96,363
	LTC Properties, Inc.	1,070	21,646
	Medical Properties Trust Inc. *	2,040	22,440
	National Health Investors, Inc.	1,490	43,165
	National Health Realty, Inc.	520	10,400
	Nationwide Health Properties, Inc.	3,510	82,064
	OMEGA Healthcare Investors, Inc.	2,740	36,387
	Senior Housing Properties Trust	3,600	68,400
	Universal Health Realty Income Trust	640	22,074
	Ventas, Inc.	5,480	170,702
	Windrose Medical Properties Trust	740	11,233
			879,218
Hotels - 1.0%
	Ashford Hospitality Trust, Inc.	2,250	25,853
	DiamondRock Hospitality Company	2,610	31,164
	Eagle Hospitality Property Trust Inc.	940	9,184
	MeriStar Hospitality Corporation *	4,700	43,240
	MHI Hospitality Corp.	370	3,670
	PMC Commercial Trust	590	7,546
	Sunstone Hotel Investors, Inc.	2,030	51,359
	Supertel Hospitality, Inc	660	2,930
			174,946
Industrial - 9.0%
	AMB Property Corp.	4,420	195,939
	Catellus Development Corp.	5,480	192,238
	CenterPoint Properties Trust	2,600	109,616
	EastGroup Properties, Inc.	1,150	49,611
	First Industrial Realty Trust, Inc.	2,180	82,622
	First Potomac Realty Trust	890	22,962
	Monmouth Real Estate Investment Corp. - Class A	920	7,507
	Plum Creek Timber Company, Inc.	9,860	362,355
	ProLogis	9,860	429,009
	Rayonier Inc.	2,670	144,847
			1,596,706
Lodging/Resorts - 4.2%
	Boykin Lodging Co. *	940	12,370
	Equity Inns Inc.	2,840	36,494
	FelCor Lodging Trust Inc. *	3,200	48,800

Security Description	Shares	Value
REIT STOCKS (continued)
Lodging/Resorts (continued)
Hersha Hospitality Trust	1,100	$11,132
Highland Hospitality Corp.	2,160	25,488
Hospitality Properties Trust	3,860	167,370
Host Marriott Corp.	18,870	330,036
Innkeepers USA Trust	2,290	35,953
LaSalle Hotel Properties	1,570	53,019
Winston Hotels, Inc.	1,430	15,530
		736,192
Manufactured Homes - 0.4%
Affordable Residential Communities	2,070	24,468
American Land Lease, Inc.	400	9,452
Sun Communities, Inc.	980	33,222
United Mobile Homes, Inc.	510	7,925
		75,067
Mixed: Office/Industrial - 3.3%
Duke Realty Corp.	7,650	250,461
Liberty Property Trust	4,520	196,168
Maxus Realty Trust, Inc.	70	913
Reckson Associates Realty Corp.	4,290	142,214
		589,756
Mortgage & Finance - 7.9%
Aames Investment Corporation	3,310	24,395
American Home Mortgage Investment Corp.	2,160	69,098
American Mortgage Acceptance Company	450	6,998
AmREIT, Inc.	320	2,579
Annaly Mortgage Management, Inc.	6,430	97,736
Anthracite Capital, Inc.	2,730	32,241
Anworth Mortgage Asset Corporation	2,470	21,909
Arbor Realty Trust, Inc.	850	24,174
Bimini Mortgage Management, Inc.	1,140	14,227
Capital Alliance Income Trust Ltd.	30	262
Capital Lease Funding, Inc.	1,490	15,302
Capital Trust, Inc.	820	26,986
Capstead Mortgage Corporation	1,020	8,119
CRIIMI MAE, Inc. *	840	15,540
Deerfield Triarc Capital Corp. *	2,780	39,226
Dynex Cap, Inc. *	660	4,818
ECC Capital Corporation	5,250	24,675
Fieldstone Investment Corporation	2,630	33,085
Friedman, Billings, Ramsey Group, Inc.	7,560	88,452
Gramercy Capital Corp.	1,020	26,520
Hanover Capital Mortgage Holdings, Inc.	440	3,639
HomeBanc Corp.	2,970	23,671
Impac Mortgage Holdings, Inc.	4,010	55,980
JER Investro Trust Inc. *	1,290	23,297
KKR Financial Corp.	3,940	92,157
MFA Mortgage Investments, Inc.	4,440	29,926
MortgageIT Holdings Inc.	1,450	23,418
New Century Financial Corporation	2,960	127,250

Security Description	Shares	Value
REIT STOCKS (continued)
Mortgage & Finance (continued)
New York Mortgage Trust, Inc.	990	$7,861
Newcastle Investment Corporation	2,330	68,712
NorthStar Realty Finance Corp.	1,150	11,316
NovaStar Financial, Inc.	1,580	54,099
Origen Financial, Inc.	1,370	10,056
RAIT Investment Trust	1,310	39,156
Redwood Trust, Inc.	1,320	66,409
Saxon Capital Inc.	2,690	34,082
Sunset Financial Resources, Inc.	580	5,017
Thornburg Mortgage, Inc.	5,030	135,860
		1,388,248
Office - 16.7%
Alexandria Real Estate Equities, Inc.	1,130	92,603
American Financial Realty Trust	6,920	98,195
Amerivest Properties Inc. *	1,300	5,200
Arden Realty, Inc.	3,540	135,051
BioMed Realty Trust, Inc.	2,400	59,352
Boston Properties, Inc.	5,920	421,208
Brandywine Realty Trust	2,840	90,596
CarrAmerica Realty Corp.	2,940	106,105
Columbia Equity Trust, Inc. *	660	9,926
Corporate Office Properties Trust	1,900	66,196
Cousins Properties, Inc.	2,640	80,018
CRT Properties, Inc.	1,630	45,591
Equity Office Properties Trust	21,790	725,607
Glenborough Realty Trust Incorporated	1,950	39,098
Government Properties Trust, Inc.	1,120	10,864
Highwoods Properties, Inc.	2,840	87,699
HRPT Properties Trust	10,780	137,984
Kilroy Realty Corp.	1,500	79,065
Mack-Cali Realty Corp.	3,310	145,806
Maguire Properties, Inc.	2,240	65,408
Parkway Properties Inc.	760	36,738
Prentiss Properties Trust	2,390	91,872
SL Green Realty Corp.	2,160	142,841
Trizec Properties, Inc.	8,230	184,270
		2,957,293
Regional Malls - 12.3%
CBL & Associates Properties, Inc.	3,340	141,683
Feldman Mall Properties, Inc.	680	9,520
General Growth Properties, Inc.	12,720	573,545
Glimcher Realty Trust	1,920	49,920
The Macerich Co.	3,160	205,653
The Mills Corp.	2,860	167,424
Pennsylvania Real Estate Investment Trust	1,940	83,711
Simon Property Group, Inc.	11,310	860,352
Taubman Centers, Inc.	2,640	87,384
		2,179,192

Security Description	Shares	Value
REIT STOCKS (continued)
Shopping Centers - 11.6%
Acadia Realty Trust	1,700	$30,090
Agree Realty Corporation	360	10,656
Cedar Shopping Centers, Inc.	1,190	17,469
Commercial Net Lease Realty	2,800	55,916
Developers Diversified Realty Corp.	5,810	278,822
Equity One, Inc.	3,820	88,930
Federal Realty Investment Trust	2,800	173,376
Heritage Property Investment Trust	2,530	90,346
Inland Real Estate Corporation	3,600	56,520
Kimco Realty Corp.	12,120	383,234
Kite Realty Group Trust	1,040	16,182
New Plan Excel Realty Trust	5,510	131,965
Pan Pacific Retail Properties, Inc.	2,190	145,131
Ramco-Gershenson Properties Trust	910	26,408
Realty Income Corp.	4,200	100,086
Regency Centers Corp.	3,250	189,573
Saul Centers, Inc.	880	32,419
Tanger Factory Outlet Centers, Inc.	1,430	39,640
Urstadt Biddle Properties - Class A	1,010	17,453
Weingarten Realty Investors	4,560	175,788
		2,060,004
Storage - 4.0%
Extra Space Storage Inc.	1,680	25,066
Public Storage, Inc.	6,950	469,264
Shurgard Storage Centers, Inc.	2,450	135,730
Sovran Self Storage, Inc.	820	38,048
U-Store-It Trust	2,010	41,325
		709,433
TOTAL REIT STOCKS (Cost $14,164,717)		17,713,510

SHORT TERM INVESTMENTS - 0.2%
SEI Daily Income Trust Government Fund - Class B	19,707	19,707
SEI Daily Income Trust Treasury Fund - Class B	19,706	19,706
TOTAL SHORT TERM INVESTMENTS (Cost $39,413)		39,413
Total Investments - 100.2% (Cost $14,204,130)		17,752,923
Liabilities in Excess of Other Assets - (0.2)%		(39,531)
TOTAL NET ASSETS - 100.00%		$17,713,392

* Non Income Producing

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited)		August 31, 2005

Security Description	Shares	Value
COMMON STOCKS - 94.6%
Basic Resources (non-energy) - 1.1%
Dynamic Materials Corporation *	32,200	$1,300,236
Business Services - 8.6%
American Ecology Corporation	173,221	3,398,596
Asset Acceptance Capital Corp. *	39,000	1,125,930
Euronet Worldwide, Inc. *	47,800	1,339,356
Flanders Corporation *	169,287	1,816,449
Portfolio Recovery Associates, Inc. *	66,200	2,646,014
		10,326,345
Consumer Merchandising - 7.4%
Forward Industries, Inc. *	76,400	1,976,468
Gymboree Corporation *	71,200	1,094,344
Stamps.com Inc. *	91,200	1,582,320
True Religion Apparel, Inc. *	272,800	4,157,472
		8,810,604
Consumer Services - 2.3%
Central European Distribution Corporation *	36,200	1,511,350
Century Casinos, Inc. *	181,000	1,221,750
		2,733,100
Defense - 3.2%
American Science and Engineering, Inc. *	22,200	1,404,150
Essex Corporation *	34,700	766,523
SI International, Inc. *	54,400	1,707,072
		3,877,745
Distribution - Wholesale - 1.4%
Bell Microproducts Inc. *	160,900	1,629,917
Electronic Components - 5.7%
Netlogic Microsystems Inc. *	97,000	2,004,990
PortalPlayer, Inc. *	111,300	2,952,789
Trident Microsystems, Inc. *	54,400	1,910,528
		6,868,307
Electronic Technology - 5.8%
Anaren, Inc. *	124,400	1,719,208
Applied Innovation Inc. *	310,400	1,303,680
Arris Group, Inc. *	177,400	1,860,926
SiRF Technology Holdings, Inc. *	80,700	2,049,780
		6,933,594
Energy - 14.4%
Gulfmark Offshore, Inc. *	128,200	3,819,078
Hornbeck Offshore Services, Inc. *	119,900	4,256,450
Penn Virginia Corporation	73,800	4,138,704
Pioneer Drilling Company *	246,300	3,842,280
Superior Well Services, Inc. *	56,400	1,240,800
		17,297,312
Financial Services & Software - 3.3%
Calamos Asset Management, Inc. - Class A	74,900	2,017,806
GFI Group Inc. *	57,000	1,885,560
		3,903,366

Security Description	Shares	Value
COMMON STOCKS (continued)
Healthcare Products - 5.5%
Arthrocare Corporation *	75,600	$2,749,572
Cholestech Corporation *	204,300	2,104,290
Durect Corporation *	148,200	881,790
Keryx Biopharmaceuticals, Inc. *	50,600	848,056
		6,583,708
Healthcare Services - 10.3%
Amedisys, Inc. *	34,800	1,361,376
Health Grades, Inc. *	551,186	2,259,863
HealthExtras, Inc. *	150,400	3,120,800
Merge Technologies Incorporated *	91,400	1,704,610
PRA International *	51,000	1,499,400
Sun Healthcare Group, Inc. *	356,100	2,339,577
		12,285,626
Healthcare Technology - 6.8%
Aspect Medical Systems, Inc. *	75,200	2,283,072
Favrille Inc. *	152,500	701,500
Hologic, Inc. *	42,800	2,064,244
Illumina, Inc. *	71,300	869,860
IntraLase Corp *	45,100	846,527
VaxGen, Inc. *	96,600	1,423,884
		8,189,087
Insurance - 1.1%
James River Group, Inc. *	67,800	1,356,000
Software - 1.9%
Captiva Software Corporation *	121,000	2,296,580
Technology Services & Software - 8.0%
Aladdin Knowledge Systems *[f]	69,700	1,303,390
Novatel Wireless, Inc. *	86,100	1,039,227
Perficient, Inc. *	465,900	3,256,641
Rimage Corporation *	54,959	1,326,710
SimpleTech, Inc. *	234,500	1,116,220
TechTeam Global, Inc. *	128,900	1,588,048
		9,630,236
Traditional Heavy Industry - 3.6%
Bucyrus International, Inc. - Class A	39,000	1,759,680
Portec Rail Products, Inc.	193,283	2,537,806
		4,297,486
Transportation - 2.1%
Brightpoint, Inc. *	86,100	2,467,626
Utilities - 2.1%
Consolidated Water Co, Ltd.[f]	123,200	2,565,024
TOTAL COMMON STOCKS (Cost $97,001,725)		113,351,899

Security Description	Shares	Value
SHORT TERM INVESTMENTS - 3.5%
SEI Daily Income Trust Government Fund - Class B	2,128,490	$2,128,490
SEI Daily Income Trust Treasury Fund - Class B	2,128,491	2,128,491
TOTAL SHORT TERM INVESTMENTS (Cost $4,256,981)		4,256,981
Total Investments - 98.1% (Cost $101,258,706)		117,608,880
Other Assets in Excess of Liabilities - 1.9%		2,251,010
TOTAL NET ASSETS - 100.0%		$119,859,890

* Non Income Producing
[f] Foreign Securities

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO

Portfolio of Investments (Unaudited)		August 31, 2005

Security Description	Shares	Value
COMMON STOCKS - 84.1%
Business Services - 4.0%
Asset Acceptance Capital Corp. *	41,300	$1,192,331
The Corporate Executive Board Company	15,100	1,219,627
		2,411,958
Computers & Peripherals - 2.0%
Apple Computer, Inc. *	25,900	1,215,487
Consumer Merchandising - 4.7%
American Eagle Outfitters, Inc.	21,300	609,819
True Religion Apparel, Inc. *	108,600	1,655,064
Urban Outfitters, Inc. *	10,400	578,864
		2,843,747
Consumer Services - 6.1%
Bright Horizons Family Solutions, Inc. *	18,400	723,488
Life Time Fitness, Inc. *	36,800	1,232,800
MGM Mirage *	20,800	879,008
Penn National Gaming, Inc. *	24,600	838,368
		3,673,664
Electronic Components - 12.3%
Broadcom Corp. - Class A *	24,900	1,083,150
Marvell Technology Group Ltd. * [f]	15,600	736,164
Microsemi Corporation *	43,000	1,035,870
Netlogic Microsystems Inc. *	45,400	938,418
PortalPlayer, Inc. *	59,200	1,570,576
Texas Instruments Incorporated	30,800	1,006,544
Trident Microsystems, Inc. *	28,800	1,011,456
		7,382,178
Electronic Technology - 9.4%
ADTRAN, Inc.	40,600	1,048,292
Arris Group Inc. *	87,800	921,022
MEMC Electronic Materials, Inc. *	54,600	920,556
Powerwave Technologies, Inc. *	58,300	610,984
SiRF Technology Holdings, Inc. *	45,900	1,165,860
Tellabs, Inc. *	111,200	988,568
		5,655,282
Energy - 17.7%
Atwood Oceanics, Inc. *	17,000	1,278,910
Hornbeck Offshore Services, Inc. *	59,200	2,101,600
National-Oilwell, Inc. *	31,300	2,009,773
Noble Corporation [f]	17,500	1,247,750
Patterson-UTI Energy, Inc.	38,500	1,309,770
Todco - Class A	40,300	1,399,216
Transocean, Inc. * [f]	21,400	1,263,456
		10,610,475

Security Description	Shares	Value
COMMON STOCKS (continued)
Financial Institutions - 1.5%
HDFC Bank Ltd. - ADR	18,400	$881,176
Financial Services & Software - 1.4%
CB Richard Ellis Group, Inc. *	17,100	833,796
Healthcare Products - 6.8%
Arthrocare Corporation *	29,600	1,076,552
The Cooper Companies, Inc.	16,200	1,110,834
Keryx Biopharmaceuticals, Inc. *	14,500	243,020
Kinetic Concepts, Inc. *	9,900	542,520
Merit Medical Systems, Inc. *	24,000	419,280
Symmetry Medical Inc. *	26,300	660,130
		4,052,336
Healthcare Services - 8.1%
Amedisys, Inc. *	15,500	606,360
Caremark Rx, Inc. *	38,300	1,789,759
Covance Inc. *	15,400	805,420
Express Scripts, Inc. *	21,200	1,226,632
Sun Healthcare Group, Inc. *	62,600	411,282
		4,839,453
Healthcare Technology - 7.3%
Amgen Inc. *	7,500	599,250
Aspect Medical Systems, Inc. *	34,500	1,047,420
Genentech, Inc. *	4,100	385,154
Genzyme Corporation *	5,100	362,967
Gilead Sciences, Inc. *	7,800	335,400
Hologic, Inc. *	17,600	848,848
Protein Design Labs, Inc. *	22,800	609,672
VaxGen, Inc. *	13,300	196,042
		4,384,753
Technology Services & Software - 1.2%
Satyam Computer Services Limited - ADR	27,000	738,990
Utilities - 1.6%
Aqua America Inc.	28,700	983,262
TOTAL COMMON STOCKS (Cost $43,822,227)		50,506,557

		Principal
Security Description		Amount	Value
	SHORT TERM INVESTMENTS - 16.0%
	United States Government and Agency Issues - 7.1%
	United States Treasury Bill, 2.925%, Due 09/01/2005	$ 4,300,000	$4,300,000
		Shares
	Variable Rate Demand Notes - 8.9%
	SEI Daily Income Trust Government Fund - Class B	2,661,989	2,661,989
	SEI Daily Income Trust Treasury Fund - Class B	2,661,989	2,661,989
			5,323,978
	TOTAL SHORT TERM INVESTMENTS (Cost $9,623,978)		9,623,978
	Total Investments - 100.1% (Cost $53,446,205)		60,130,535
	Liabilities in Excess of Other Assets - (0.1)%		(59,059)
	TOTAL NET ASSETS - 100.0%		$60,071,476

ADR	American Depository Receipt
*	Non Income Producing
[f]	Foreign Securities

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO

Portfolio of Investments (Unaudited)		August 31, 2005

Security Description	Shares	Value
COMMON STOCKS - 88.2%
Business Services - 6.4%
Asset Acceptance Capital Corp. *	79,300	$2,289,391
The Corporate Executive Board Company	12,800	1,033,856
Monster Worldwide Inc. *	24,600	768,504
		4,091,751
Consumer Merchandising - 4.0%
American Eagle Outfitters, Inc.	22,700	649,901
Chico's FAS, Inc. *	14,400	499,824
The Sherwin-Williams Company	17,300	802,028
Urban Outfitters, Inc. *	10,700	595,562
		2,547,315
Consumer Non Durables - 1.9%
Polo Ralph Lauren Corporation	25,000	1,238,750
Consumer Services - 6.1%
Harrah's Entertainment, Inc.	9,600	667,776
Life Time Fitness, Inc. *	57,300	1,919,550
MGM Mirage *	30,700	1,297,382
		3,884,708
Defense - 2.6%
L-3 Communications Holdings, Inc.	13,400	1,097,192
SRA International, Inc. - Class A *	17,600	590,832
		1,688,024
Electronic Components - 5.3%
Broadcom Corp. - Class A *	16,700	726,450
Marvell Technology Group Ltd. *[f]	17,900	844,701
Microsemi Corporation *	36,700	884,103
Trident Microsystems, Inc. *	26,800	941,216
		3,396,470
Electronic Technology - 7.4%
ADTRAN, Inc.	49,300	1,272,926
Arris Group, Inc. *	83,500	875,915
Ixia *	47,900	860,284
MEMC Electronic Materials, Inc. *	39,000	657,540
Tellabs, Inc. *	118,900	1,057,021
		4,723,686
Energy - 14.0%
Barrett Bill Corporation *	21,600	729,432
ENSCO International Incorporated	32,900	1,344,294
Hydril *	9,900	678,150
National-Oilwell, Inc. *	33,500	2,151,035
Noble Corporation [f]	18,700	1,333,310
Patterson-UTI Energy, Inc.	41,200	1,401,624
Transocean, Inc. *[f]	22,900	1,352,016
		8,989,861
Financial Institutions - 2.2%
HDFC Bank Ltd. - ADR	29,700	1,422,333

Security Description	Shares	Value
COMMON STOCKS (continued)
Financial Services & Software - 6.5%
Calamos Asset Management, Inc. - Class A	25,000	$673,500
CB Richard Ellis Group, Inc. *	39,600	1,930,896
Countrywide Financial Corporation	23,700	800,823
Greenhill & Co., Inc.	18,500	744,070
		4,149,289
Healthcare Products - 8.1%
The Cooper Companies, Inc.	19,200	1,316,544
Fisher Scientific International Inc. *	21,800	1,405,664
IVAX Corporation *	33,300	862,470
Kinetic Concepts, Inc. *	17,100	937,080
Medarex, Inc. *	70,100	704,505
		5,226,263
Healthcare Services - 6.0%
Caremark Rx, Inc. *	38,100	1,780,413
Covance Inc. *	24,900	1,302,270
Express Scripts, Inc. *	13,200	763,752
		3,846,435
Healthcare Technology - 6.9%
Favrille Inc. *	131,700	605,820
Genzyme Corporation *	13,500	960,795
Hologic, Inc. *	19,900	959,777
VaxGen, Inc. *	130,000	1,916,200
		4,442,592
Media - 1.0%
Getty Images, Inc. *	7,200	616,248
Technology Services & Software - 3.6%
Kanbay International Inc. *	42,900	956,241
Satyam Computer Services Limited - ADR	49,700	1,360,289
		2,316,530
Telecommunications - 1.0%
Tekelec *	31,100	612,981
Traditional Heavy Industry - 1.7%
Pentair, Inc.	27,500	1,085,700
Transportation - 3.5%
J.B. Hunt Transport Services, Inc.	43,500	786,045
Old Dominion Freight Line, Inc. *	28,600	914,628
Werner Enterprises, Inc.	31,730	566,380
		2,267,053
TOTAL COMMON STOCKS (Cost $48,089,626)		56,545,989

		Principal
Security Description		Amount	Value
	SHORT TERM INVESTMENTS - 12.5%
	United States Government and Agency Issues - 3.4%
	United States Treasury Bill, 2.925%, Due 09/01/2005	$ 2,200,000	$2,200,000
		Shares
	Variable Rate Demand Notes - 9.1%
	SEI Daily Income Trust Government Fund - Class B	2,922,914	2,922,914
	SEI Daily Income Trust Treasury Fund - Class B	2,922,913	2,922,913
			5,845,827
	TOTAL SHORT TERM INVESTMENTS (Cost $8,045,827)		8,045,827
	Total Investments - 100.7% (Cost $56,135,453)		64,591,816
	Liabilities in Excess of Other Assets - (0.7)%		(445,076)
	Total Net Assets - 100.00%		$64,146,740

ADR	American Depository Receipt
*	Non Income Producing
[f]	Foreign Issued Security

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

he registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title)__/s/ Wayne G. Willems______________ ______
Wayne G. Willems, President

Date ___October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Wayne G. Willems____________________
Wayne G. Willems, President

Date____October 27, 2005______________ _____________________

By (Signature and Title) _/s/ Benjamin C. Bell, Jr.__________________
Benjamin C. Bell, Jr., Treasurer

Date____October 27, 2005__________________________________  _